Bank Deposits (Schedule Of Deposits) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deposits Liabilities Balance Sheet Reported Amounts [Abstract]
Money market and savings accounts	$ 13,219,675	$ 11,264,285
Demand deposits (interest-bearing)	184,829	253,545
Demand deposits (non-interest-bearing)	5,856	5,752
Certificates of deposit	1,575	3,901
Bank deposits	$ 13,411,935	$ 11,527,483